Fair Value Measurements - Schedule of Black Scholes Model for the Promissory Note (Details)	Jan. 03, 2024	Sep. 30, 2023
Risk-free interest rate [Member]
Schedule of Black Scholes Model for the Promissory Note [Line Items]
Promissory note measurement input method	3.9	4.6
Term (in years) [Member]
Schedule of Black Scholes Model for the Promissory Note [Line Items]
Promissory note measurement input method	5	5.1
Probability of de-SPAC [Member]
Schedule of Black Scholes Model for the Promissory Note [Line Items]
Promissory note measurement input method	20
Exercise price [Member]
Schedule of Black Scholes Model for the Promissory Note [Line Items]
Promissory note measurement input method	11.5	11.5
Public Warrant Price [Member]
Schedule of Black Scholes Model for the Promissory Note [Line Items]
Promissory note measurement input method	0.053